Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Effective Tax Rate Benefit (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	0.00%	(28.00%)
Transaction costs allocated to derivative warrant liabilities	0.00%	1.70%
Merger costs	0.00%	(3.40%)
Change in valuation allowance	(21.00%)	8.80%
Income Taxes Benefit	0.00%	0.00%